Schedule of settlement liability (Details) - USD ($)	Jun. 30, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Current portion	$ 1,612,070	$ 1,222,364
Non-current portion		1,641,501
Settlement liability	$ 1,612,070	$ 2,863,865